Principal Accounting Policies (Other Long-term Assets) (Narrative) (Details) (CNY) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Prepayments in respect of upfront licensing fees	171.1	309.6
Receivables from independent online game companies	21.4	17.0